Long-Term Debt - Senior Notes Due Twenty Twenty and Senior Notes Due Twenty Twenty Two - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Jul. 17, 2014	Apr. 26, 2013	Dec. 12, 2012	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Proceeds from Senior Notes, net of Discounts and Premiums							$ 325,000	$ 105,000
Senior notes, issuance cost				$ 2,821	$ 459	$ 1,414	6,824	$ 3,134
Debt issuance costs						14,043	14,648
Senior Notes inclusive of net premium						677,300	677,700
Premium on Senior Notes, Net				2,245		2,344	2,725
Amortization of net premium				100		400	$ 400
Senior Notes additional borrowings				$ 68,900		$ 213,600
Trailing quarters fixed charge coverage ratio						2.25%
2020 Senior Notes
Debt Instrument [Line Items]
Debt issued aggregate principal amount		$ 100,000
Senior notes at an issue price		105.00%
Proceeds from Senior Notes, net of Discounts and Premiums		$ 102,800
Accrued interest		3,300
Debt issuance costs		$ 2,300
8.875% Senior Notes
Debt Instrument [Line Items]
Debt issued aggregate principal amount			$ 250,000
Senior notes at an issue price			99.30%
Debt instrument maturity date			Dec. 01, 2020	Dec. 01, 2020		Dec. 01, 2020	Dec. 01, 2020
Proceeds from Senior Notes, net of Discounts and Premiums			$ 242,200
Senior notes, issuance cost			$ 6,400
Interest rate			8.875%	8.875%		8.875%	8.875%
6.25% Senior Notes
Debt Instrument [Line Items]
Debt issued aggregate principal amount	$ 325,000
Debt instrument maturity date				Aug. 01, 2022		Dec. 01, 2022	Dec. 01, 2022
Proceeds from Senior Notes, net of Discounts and Premiums	$ 318,800
Interest rate	6.25%			6.25%		6.25%	6.25%
Debt issuance costs	$ 6,300
Offering price as percentage of issue price	100.00%
2022 Senior Notes
Debt Instrument [Line Items]
Debt issued aggregate principal amount				$ 309,100
Debt instrument redemption date						Aug. 01, 2017
Latest date for equity proceeds to be applied to optional Note redemption						Aug. 01, 2017
Percentage of notes that can be redeemed						35.00%